UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Management, LLC

Address:  152 West 57th Street

          New York, New York  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera                New York, New York             July 26, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]


The purpose of this restatement is to add Andrx Corp. and Dendrite International, Inc. (the "Securities") to the Manager's Form 13F for the quarter ended March 31, 2005. The Manager sought Confidential Treatment for the Securities which was denied on June 23, 2005.

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        7

Form 13F Information Table Value Total: $436,918
                                         (thousands)

Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:  None

                                                    FORM 13F INFORMATION TABLE
                                                                                                                        VOTING
                             TITLE OF                               SHRS OR    SH / PUT INVESTMENT   OTHER            AUTHORITY
      NAME OF ISSUER          CLASS      CUSIP         VALUE        PRN AMT    PRN  AMT DISCRETION  MANAGERS      SOLE   SHARED NONE
Benchmark Electronics Inc.     COM      08160H10     87,217,383    2,740,100    SH        SOLE       NONE     2,740,100
Brink's Co./The                COM     109696104    111,588,460    3,225,100    SH        SOLE       NONE     3,225,100
Checkpoint Systems Inc.        COM     162825103     33,643,528    1,993,100    SH        SOLE       NONE     1,993,100
Flowserve Corp.                COM     34354P105     61,778,854    2,388,050    SH        SOLE       NONE     2,388,050
NDCHealth Corp.                COM     639480102     55,960,362    3,501,900    SH        SOLE       NONE     3,501,900
Andrx Corp                     COM      34553107     70,673,000    3,117,450    SH        SOLE       NONE     3,117,450
Dendrite International, Inc.   COM     248239105     15,966,000    1,137,200    SH        SOLE       NONE     1,137,200




04129.0003 #589541